Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	158 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%	1.83%	1.85%
Morningstar® LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® LSTA US Leveraged Loan Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.90%	6.42%	5.83%	5.12%
Morningstar® LSTA US B- Ratings and Above Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® LSTA US B- Ratings and Above Loan Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.23%	6.52%	5.72%	5.17%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
ICE BofA 0-3 Year U.S. Treasury Index (G1QA) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 0-3 Year U.S. Treasury Index (G1QA)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.86%	2.20%	1.97%		1.59%
ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C)(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.58%	4.92%	4.54%		4.26%
Floating Rate Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.70%	5.57%	5.10%	4.42%
Performance Inception Date	[1]	Oct. 15, 2014
Floating Rate Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.51%	2.87%	2.79%	2.17%
Floating Rate Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.32%	3.08%	2.89%	2.36%
Floating Rate Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		5.68%	5.55%	5.07%	4.38%
Performance Inception Date	[1]	Mar. 01, 2017
Short Duration Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.02%	4.46%	4.27%		3.89%
Performance Inception Date	[2]	Oct. 31, 2012
Short Duration Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.62%	2.49%	2.55%		2.22%
Short Duration Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.11%	2.55%	2.52%		2.23%
Short Duration Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.51%	3.50%	3.62%		3.31%
Performance Inception Date	[2]	Oct. 31, 2012
Short Duration Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		4.92%	3.38%	3.17%		2.79%
Performance Inception Date	[2]	Jan. 28, 2014
Short Duration Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return Before Taxes
Average Annual Return, Percent	[3]		6.94%	4.38%	4.19%		3.79%
Performance Inception Date	[3]	May 17, 2013

[1]	The Institutional Class incepted on October 15, 2014, and Class F incepted on March 1, 2017. Class F performance for the period from October 15, 2014 to March 1, 2017 reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.
[2]	The Institutional Class incepted on October 31, 2012, and Class C incepted on January 28, 2014. Class C performance for the period from October 31, 2012 to January 28, 2014, reflects the performance of the Institutional Class, adjusted to reflect Class C fees and expenses.
[3]	The Institutional Class incepted on October 31, 2012, and Class F incepted on May 17, 2013. Class F performance for the period from October 31, 2012 to May 17, 2013, reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.